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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2005

Check Here if Amendment /X/; Amendment Number: 2
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Hale and Dorr Capital Management LLC
   Address:      60 State Street
                 Boston, MA 02109

Form 13F File Number: 028-03747

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kimberly R. Clouse
Title:   President
Phone:   617-526-5873

Signature, Place, and Date of Signing:

    /s/ Kimberly R. Clouse         Boston, Massachusetts   November 14, 2006
-------------------------------    ---------------------   -----------------
           [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 14
                                        --------------------

Form 13F Information Table Value Total: $6,005
                                        --------------------
                                        (in thousands)


List of Other Included Managers:

None

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                   HALE AND DORR CAPITAL MANAGEMENT LLC
                      FORM 13F INFORMATION TABLE
                     QUARTER ENDED JUNE 30, 2005

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
DONALDSON INC                  COM         257651109     203     6,699   SH              Sole                  6,699     0      0
GANNETT INC                    COM         364730101     243     3,420   SH              Sole                  3,420     0      0
GENUINE PARTS COMPANY          COM         372460105     242     5,890   SH              Sole                  5,890     0      0
GOLDMAN SACHS GROUP            COM         38141G104     221     2,165   SH              Sole                  2,165     0      0
INVERNESS MEDICAL
  INNOVATION                   COM         46126P106     221     8,083   SH              Sole                  8,083     0      0
ISHARES                   SMLL CORE Indx   464288505     226     3,300   SH              Sole                  3,300     0      0
ISHARES                    RUSSELL 2000    464287655     358     5,620   SH              Sole                  5,620     0      0
JC PENNEY COMPANY INC          COM         708160106     210     4,000   SH              Sole                  4,000     0      0
LOWES COS INC                  COM         548661107     323     5,540   SH              Sole                  5,540     0      0
MORGAN STANLEY                 COM         617446448     269     5,123   SH              Sole                  5,123     0      0
MUNICIPAL MORTGAGE
  AND EQUITY                Growth SHS     62624B101     260    10,000   SH              Sole                 10,000     0      0
NSTAR                          COM         67019E107     212     6,864   SH              Sole                  6,864     0      0
PEABODY ENERGY CORP            COM         704549104     488     9,370   SH              Sole                  9,370     0      0
TIER TECHNOLOGIES INC B      Class B       88650Q100   2,529   300,000   SH              Sole                300,000     0      0

                                                       6,005
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